Basis of Preparation (Details) - Schedule of consolidated financial statements $ / shares in Units, $ in Thousands	12 Months Ended
Dec. 31, 2020 USD ($) $ / shares
As previously reported [Member]
Equity:
Warrants	$ 9,210
Retained earnings	209,455
Total equity	394,639
Liabilities:
Derivative financial liability
Total liabilities	884,568
Consolidated statement of income
Change in fair value of derivative financial liability
Profit before tax	33,744
Profit for the year	$ 31,669
Basic and dilutive earnings per share (USD) (in Dollars per share) | $ / shares	$ 0.69
Consolidated statement of comprehensive income
Total comprehensive income for the year	$ 45,539
Restatement adjustments [Member]
Equity:
Warrants	(9,210)
Retained earnings	(4,418)
Total equity	(13,628)
Liabilities:
Derivative financial liability	13,628
Total liabilities	13,628
Consolidated statement of income
Change in fair value of derivative financial liability	(4,418)
Profit before tax	(4,418)
Profit for the year	$ (4,418)
Basic and dilutive earnings per share (USD) (in Dollars per share) | $ / shares	$ (0.1)
Consolidated statement of comprehensive income
Total comprehensive income for the year	$ (4,418)
As restated [Member]
Equity:
Warrants
Retained earnings	205,037
Total equity	381,011
Liabilities:
Derivative financial liability	13,628
Total liabilities	898,196
Consolidated statement of income
Change in fair value of derivative financial liability	(4,418)
Profit before tax	29,326
Profit for the year	$ 27,251
Basic and dilutive earnings per share (USD) (in Dollars per share) | $ / shares	$ 0.59
Consolidated statement of comprehensive income
Total comprehensive income for the year	$ 41,121